Long-term debt - Amortised cost summary (Details) - ZAR (R) R in Millions	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2018
Long-term debt
Unamortised loan costs	R (627)	R (588)
Total long-term debt	167,197	129,569	R 101,830
Secured Debt
Long-term debt
Long-term debt, before unamortised costs	4,608	6,602
Unsecured debt
Long-term debt
Long-term debt, before unamortised costs	R 163,216	R 123,555